T. ROWE PRICE International Discovery Fund
July 31, 2021 (Unaudited)

Portfolio of Investments
‡
Shares $ Value
( Cost and value in $000s)
‡
ARGENTINA 1.2%
Common Stocks 1.2%
MercadoLibre (USD) (1) 85,800 134,594
Total Argentina (Cost
$7,491
)
134,594
AUSTRALIA 2.3%
Common Stocks 2.3%
Cochlear  298,554 54,014
IDP Education  2,389,085 49,505
oOh!media (1) 18,466,270 22,265
OZ Minerals  2,382,444 40,392
Steadfast Group  13,900,095 45,479
Xero (1) 444,715 46,140
Total Australia (Cost
$132,807
)
257,795
AUSTRIA 1.0%
Common Stocks 1.0%
BAWAG Group  1,378,566 78,316
Mayr Melnhof Karton  175,729 37,392
Total Austria (Cost
$94,268
)
115,708
BELGIUM 0.2%
Common Stocks 0.2%
Barco  1,104,436 27,591
Total Belgium (Cost
$32,300
)
27,591
BRAZIL 2.2%
Common Stocks 2.0%
Arco Platform, Class A (USD) (1) 422,645 12,299
Boa Vista Servicos  14,023,761 30,965
Grupo SBF (1) 6,430,800 43,426
Iguatemi Empresa de Shopping Centers  4,959,700 38,948
StoneCo, Class A (USD) (1) 1,637,152 96,330
221,968

T. ROWE PRICE International Discovery Fund

Shares $ Value
(Cost and value in $000s)
Preferred Stocks 0.2%
Marcopolo (2) 46,572,883 27,005
27,005
Total Brazil (Cost
$200,081
)
248,973
CANADA 4.2%
Common Stocks 4.2%
Altus Group  875,500 41,206
Aritzia (1) 1,182,200 34,672
CAE (1) 1,290,000 39,364
dentalcorp Holdings (1)(3) 2,267,535 26,572
Descartes Systems Group (1) 896,300 65,010
DIRTT Environmental Solutions (1)(2)(3) 6,833,670 31,331
Shopify, Class A (1) 111,643 167,608
Spin Master (1)(2) 1,642,125 62,955
Total Canada (Cost
$201,298
)
468,718
CHINA 11.7%
Common Stocks 5.3%
Beijing Enterprises Urban Resources Group (HKD) (1)(3) 88,648,000 9,695
China Feihe (HKD)  20,996,000 40,365
China Resources Mixc Lifestyle Services (HKD)  4,461,400 27,029
Country Garden Services Holdings (HKD)  12,926,000 104,958
Greentown Service Group (HKD)  26,274,000 28,602
Haier Smart Home, H Shares (HKD)  8,427,200 28,903
Hope Education Group (HKD) (3) 180,820,000 34,010
I-Mab, ADR (USD) (1) 618,358 48,281
Kanzhun, ADR (USD) (1) 1,546,827 53,288
Li Ning (HKD)  6,746,500 71,252
New Horizon Health (HKD) (1) 1,389,000 12,760
Shandong Weigao Group Medical Polymer, H Shares (HKD)  20,712,000 37,162
Tsingtao Brewery, H Shares (HKD)  4,896,000 38,697
Yangzijiang Shipbuilding Holdings (SGD)  48,626,600 49,207
Zylox-Tonbridge Medical Technology (HKD) (1) 839,500 4,969
589,178
Common Stocks - China A Shares 6.4%
Arctech Solar Holding, A Shares (4) 1,837,239 76,536
Autel Intelligent Technology, A Shares (4) 3,727,132 46,115
Bafang Electric Suzhou, A Shares (CNH)  1,617,212 56,172
Fuyao Glass Industry Group, A Shares (CNH)  2,978,264 22,347

T. ROWE PRICE International Discovery Fund

Shares $ Value
(Cost and value in $000s)
Guangdong Kinlong Hardware Products, A Shares (4) 1,961,542 62,237
Hongfa Technology, A Shares (CNH)  4,225,200 43,069
Jason Furniture Hangzhou, A Shares (CNH)  7,120,748 71,526
Ocean's King Lighting Science & Technology, A Shares (4) 10,602,864 25,706
Qingdao Haier Biomedical, A Shares (4) 3,073,377 49,747
Shenzhen Megmeet Electrical, A Shares (CNH)  8,617,397 41,462
Sino Wealth Electronic, A Shares (CNH)  4,122,651 44,523
Warom Technology, A Shares (4) 11,290,725 33,269
Yifeng Pharmacy Chain, A Shares (CNH)  5,486,468 41,514
Zhejiang Shuanghuan Driveline, A Shares (4) 24,540,002 72,291
Zhongji Innolight, A Shares (CNH)  3,289,446 21,775
708,289
Total China (Cost
$862,292
)
1,297,467
DENMARK 1.4%
Common Stocks 1.4%
Ambu, Class B  1,772,916 65,592
Netcompany Group  763,162 94,280
Total Denmark (Cost
$22,395
)
159,872
EGYPT 0.3%
Common Stocks 0.3%
Edita Food Industries, GDR (USD)  1,625,704 4,721
Integrated Diagnostics Holdings (USD)  20,350,886 23,810
Total Egypt (Cost
$29,631
)
28,531
FINLAND 0.6%
Common Stocks 0.6%
Huhtamaki  392,416 20,900
QT Group (1) 366,173 49,590
Total Finland (Cost
$26,401
)
70,490
FRANCE 3.0%
Common Stocks 3.0%
BioMerieux  162,979 19,433
Edenred  695,351 40,397
Esker  100,671 31,885
Eurofins Scientific  1,238,049 148,086

T. ROWE PRICE International Discovery Fund

Shares $ Value
(Cost and value in $000s)
SPIE  2,167,116 51,331
Tikehau Capital (3) 1,225,592 38,455
Total France (Cost
$161,500
)
329,587
GERMANY 5.8%
Common Stocks 5.8%
AIXTRON  4,888,733 120,595
Auto1 Group (1) 487,830 23,894
CANCOM  641,370 40,307
Evotec (1) 784,478 32,528
flatexDEGIRO (1) 495,291 59,851
Hypoport (1) 73,056 44,017
Instone Real Estate Group  713,120 22,054
Knaus Tabbert  415,789 32,848
MYT Netherlands Parent, ADR (USD) (1)(3) 1,052,482 30,354
Norma Group  898,236 47,564
Scout24  1,028,057 88,037
Shop Apotheke Europe (1)(3) 672,519 100,822
Total Germany (Cost
$358,166
)
642,871
HONG KONG 0.8%
Common Stocks 0.8%
Impro Precision Industries  60,088,000 15,282
LK Technology Holdings  10,112,500 23,709
SITC International Holdings  13,153,000 54,261
Total Hong Kong (Cost
$42,377
)
93,252
INDIA 3.1%
Common Stocks 3.1%
Astral  1,869,964 52,161
Blue Star  2,116,991 24,022
CreditAccess Grameen (1) 1,841,473 16,454
Dr Lal PathLabs  384,585 18,426
Escorts  2,676,840 42,808
Info Edge India  300,964 21,090
Polycab India  1,769,860 43,967
TeamLease Services (1) 675,075 38,790
Torrent Pharmaceuticals  1,217,107 50,335
V-Mart Retail (1) 422,227 21,871
Zomato (1) 656,579 1,186

T. ROWE PRICE International Discovery Fund

Shares $ Value
(Cost and value in $000s)
Zomato (1) 7,125,690 12,231
Total India (Cost
$190,457
)
343,341
IRELAND 0.8%
Common Stocks 0.8%
Cairn Homes (GBP) (1) 30,929,949 39,823
DCC (GBP)  552,913 46,292
Total Ireland (Cost
$65,006
)
86,115
ITALY 4.2%
Common Stocks 4.2%
Amplifon  4,129,531 203,935
Brunello Cucinelli (1) 582,676 36,095
Carel Industries  3,519,017 83,726
FinecoBank Banca Fineco (1) 3,938,216 70,520
GVS  2,736,924 41,876
Investindustrial Acquisition SPAC / Ermenegildo Zegna PIPE
(USD) (1)(5) 3,064,085 27,246
Total Italy (Cost
$174,137
)
463,398
JAPAN 17.5%
Common Stocks 17.5%
Aida Engineering  2,282,500 21,107
Aiful  14,060,600 44,193
Aruhi (2)(3) 1,799,900 22,771
Coca-Cola Bottlers Japan Holdings  1,251,500 20,423
Daiwabo Holdings  2,863,200 57,797
Denka  488,400 16,903
DIC  1,112,600 30,067
Disco  124,300 35,495
Electric Power Development  2,962,600 43,372
Fujitec  1,555,500 34,558
Fujitsu General  1,790,900 46,199
Fukuoka Financial Group  1,450,400 24,447
Hanwa  1,463,900 43,317
Heiwa Real Estate  1,273,100 45,943
Hikari Tsushin  183,900 31,839
Horiba (3) 495,800 34,077
Idec  1,373,400 27,451
Industrial & Infrastructure Fund Investment (3) 20,588 39,905

T. ROWE PRICE International Discovery Fund

Shares $ Value
(Cost and value in $000s)
Mabuchi Motor  660,400 24,837
Maeda (3) 5,922,400 49,791
Matsumotokiyoshi Holdings  674,600 29,974
Media Do (3) 701,300 28,949
METAWATER  1,515,000 27,713
Mitsui Mining & Smelting  896,800 25,536
Modec  1,975,100 33,075
Musashi Seimitsu Industry  2,616,800 54,402
Nakanishi  1,662,400 34,515
NET One Systems  1,750,200 60,022
Nextage (2) 5,340,600 109,843
NGK Spark Plug  1,510,500 22,245
Nifco  825,000 27,420
Nippon Ceramic  705,400 18,697
Nippon Seiki  2,728,700 31,649
Nippon Soda  873,500 28,038
Nipro  5,220,900 64,847
Nitto Boseki (3) 543,700 16,634
NOF  545,700 27,757
Obara Group (2)(3) 1,038,800 37,177
PALTAC  522,600 24,271
Persol Holdings  1,542,600 31,123
Round One (3) 3,227,500 31,457
Sakata INX (2) 3,338,700 32,721
Sakata Seed  455,400 14,913
Sansan (1)(3) 436,300 35,677
Sanwa Holdings  3,684,600 44,839
Sega Sammy Holdings  2,120,100 26,742
Stanley Electric  1,133,400 29,574
Sumitomo Seika Chemicals  512,400 17,340
Taiheiyo Cement  2,174,000 50,651
Taiyo Yuden  646,300 33,169
Takuma  1,568,200 25,181
Tokyo Tatemono  3,433,800 51,661
Toyo Tire  2,376,100 44,866
V-Cube (2)(3) 2,010,100 43,044
Yellow Hat  2,022,200 38,977
Total Japan (Cost
$1,552,773
)
1,949,191

T. ROWE PRICE International Discovery Fund

Shares $ Value
(Cost and value in $000s)
MEXICO 0.3%
Common Stocks 0.3%
Grupo Aeroportuario del Sureste, ADR (USD) (1) 165,200 29,938
Total Mexico (Cost
$26,328
)
29,938
NETHERLANDS 2.7%
Common Stocks 2.7%
Aalberts  653,901 39,864
EQT (SEK)  562,593 27,118
IMCD  577,090 99,988
Intertrust (1) 1,673,966 27,638
Just Eat Takeaway.com (1)(3) 729,716 64,799
Kendrion  498,515 13,244
Van Lanschot Kempen, CVA  1,014,979 26,066
Total Netherlands (Cost
$141,255
)
298,717
NEW ZEALAND 1.0%
Common Stocks 1.0%
Fisher & Paykel Healthcare  5,188,578 114,210
Total New Zealand (Cost
$7,899
)
114,210
RUSSIA 0.6%
Common Stocks 0.6%
HeadHunter Group, ADR (USD)  1,001,500 42,694
Ozon Holdings, ADR (USD) (1)(3) 527,191 27,525
Total Russia (Cost
$41,647
)
70,219
SPAIN 3.5%
Common Stocks 3.5%
Aedas Homes  1,380,553 41,831
Amadeus IT Group, A Shares (1) 923,863 60,588
CIE Automotive  938,899 27,991
Fluidra  1,674,922 67,899
Inmobiliaria Colonial Socimi  5,449,170 58,129
Laboratorios Farmaceuticos Rovi  1,517,976 107,153

T. ROWE PRICE International Discovery Fund

Shares $ Value
(Cost and value in $000s)
Linea Directa Aseguradora Cia de Seguros y Reaseguros  11,246,427 22,673
Total Spain (Cost
$247,541
)
386,264
SWEDEN 3.7%
Common Stocks 3.7%
Ambea  4,250,441 31,227
Avanza Bank Holding  1,940,588 62,853
Beijer Ref  1,344,135 28,383
MIPS  431,611 45,579
Olink Holding, ADR (USD) (1) 701,555 26,217
Thule Group  2,720,004 137,330
Trelleborg, B Shares  1,968,496 48,661
Vimian Group (1) 2,099,636 28,049
Total Sweden (Cost
$183,547
)
408,299
SWITZERLAND 3.1%
Common Stocks 3.1%
ams (1) 2,680,087 51,213
DKSH Holding  630,214 53,276
Montana Aerospace (1) 1,579,069 60,140
PolyPeptide Group (1) 243,141 26,504
Sensirion Holding (1) 476,963 46,482
Tecan Group  121,533 70,085
Valora Holding (1) 165,106 37,378
Total Switzerland (Cost
$225,440
)
345,078
TAIWAN 0.3%
Common Stocks 0.3%
Win Semiconductors  2,392,000 29,684
Total Taiwan (Cost
$38,297
)
29,684
UNITED ARAB EMIRATES 0.5%
Common Stocks 0.5%
Air Arabia (1) 58,616,324 21,638
Network International Holdings (GBP) (1) 6,429,254 30,444
Total United Arab Emirates (Cost
$51,297
)
52,082

T. ROWE PRICE International Discovery Fund

Shares $ Value
(Cost and value in $000s)
UNITED KINGDOM 21.2%
Common Stocks 21.2%
Abcam (1) 4,595,814 86,895
AJ Bell  5,312,763 31,019
Ascential (1)(2) 26,272,313 157,980
ASOS (1) 1,600,487 84,629
Auction Technology Group (1) 3,192,312 60,358
Baltic Classifieds Group (1) 13,683,810 41,845
Bridgepoint Group (1) 5,187,633 34,972
Bytes Technology Group (1) 6,206,540 41,597
Croda International  691,279 80,922
CVS Group (1) 1,394,227 46,558
Dechra Pharmaceuticals  550,616 38,024
Derwent London  1,113,722 56,156
Dr. Martens (1) 6,458,377 38,919
Draper Esprit (1)(2) 8,768,350 121,966
FD Technologies (1)(2) 1,380,420 44,912
Frontier Developments (1) 839,056 30,909
Funding Circle Holdings (1)(2) 18,835,782 36,386
Genuit Group  5,318,255 47,213
Genus  1,061,050 81,304
Helios Towers (1)(3) 21,519,950 48,988
HomeServe  1,146,179 14,871
Howden Joinery Group  4,368,093 54,433
Intermediate Capital Group  3,873,891 116,742
IP Group  8,860,470 14,177
IQE (1)(2) 66,358,972 43,865
Keywords Studios (1) 2,230,295 90,749
National Express Group (1) 10,874,245 41,094
Ninety One  2,829,289 8,939
Ocado Group (1) 4,558,506 117,461
Playtech (1) 1,950,747 10,029
Renishaw  740,013 52,640
Rightmove  3,318,376 32,369
Rotork  7,395,537 37,087
RWS Holdings  1,462,584 11,511
Spirax-Sarco Engineering  309,987 64,585
SSP Group (1) 10,521,616 38,155
Syncona (1)(3) 9,695,064 28,494
THG (1) 5,741,771 46,746
Trainline (1) 12,734,394 60,038
Victorian Plumbing Group (1) 7,689,933 28,860
Victrex  1,643,834 60,621
Watches of Switzerland Group (1) 5,531,080 77,359

T. ROWE PRICE International Discovery Fund

Shares $ Value
(Cost and value in $000s)
YouGov  5,374,901 94,629
Total United Kingdom (Cost
$1,397,260
)
2,357,006
UNITED STATES 0.9%
Common Stocks 0.9%
Wix.com (1) 326,400 97,476
Total United States (Cost
$19,659
)
97,476
URUGUAY 0.2%
Common Stocks 0.2%
Dlocal (USD) (1) 583,956 26,360
Total Uruguay (Cost
$14,010
)
26,360
SHORT-TERM INVESTMENTS 1.8%
Money Market Funds 1.8%
T. Rowe Price Government Reserve Fund, 0.04% (2)(6) 197,158,721 197,159
Total Short-Term Investments (Cost $197,159) 197,159
SECURITIES LENDING COLLATERAL
1.4%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH JPMORGAN CHASE BANK 1.4%
Short-Term Funds 1.4%
T. Rowe Price Short-Term Fund, 0.07% (2)(6) 15,340,619 153,406
Total Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank 153,406
Total Securities Lending Collateral (Cost $153,406) 153,406
Total Investments in Securities 101.5%
(Cost $6,898,125) $ 11,283,392
Other Assets Less Liabilities (1.5)% (164,270)
Net Assets 100.0% $ 11,119,122

T. ROWE PRICE International Discovery Fund

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.
.
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.
.
.
.
.
.
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares are denominated in the currency of the country presented unless otherwise noted.
(1) Non-income producing
(2) Affiliated Companies
(3) All or a portion of this security is on loan at July 31, 2021.
(4) China A shares held through the QFII are subject to certain restrictions.
(5) A portion of the position represents an unfunded commitment; a liability to fund the commitment has been recognized. The fund's total unfunded commitment at
July 31, 2021, was $30,641 and was valued at $27,246 (0.2% of net assets).
(6) Seven-day yield
ADR American Depositary Receipts
CNH Offshore China Renminbi
CVA Dutch Certificate (Certificaten Van Aandelen)
GBP British Pound
GDR Global Depositary Receipts
HKD Hong Kong Dollar
PIPE Private Investment in Public Equity
SEK Swedish Krona
SGD Singapore Dollar
SPAC Special Purpose Acquisition Company
USD U.S. Dollar

T. ROWE PRICE International Discovery Fund

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended July 31, 2021. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
AIXTRON  $ 23,078 $ 65,165 $ 480
Ambea  (620) 8,862 322
Aruhi  60 (9,832) 366
Ascential  (560) 56,086 —
DIRTT Environmental Solutions  (2,369) 24,764 —
Draper Esprit  2,283 49,740 —
FD Technologies  (2,798) (4,466) —
Funding Circle Holdings  (623) 17,995 —
IQE  (1,356) (3,011) —
Marcopolo  — 5,967 576
Nextage  1,343 45,277 292
Obara Group  70 1,186 283
Sakata INX  (1,363) 164 608
Spin Master  (3,774) 33,891 —
V-Cube  — (15,498) —
YouGov  6,809 20,480 398
T. Rowe Price Government Reserve Fund, 0.04% — — 67
T. Rowe Price Short-Term Fund, 0.07% — — — ++
Totals $ 20,180 # $ 296,770 $ 3,392 +

T. ROWE PRICE International Discovery Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES (CONTINUED)
($000s)
Supplementary Investment Schedule
Affiliate
Value
10/31/20
Purchase
Cost
Sales
Cost
Value
07/31/21
AIXTRON  $ 76,260 $ — $ 20,830 $ *
Ambea  26,578 — 4,213 *
Aruhi  35,942 — 3,339 22,771
Ascential  79,504 30,546 8,156 157,980
DIRTT Environmental Solutions  10,611 — 4,044 31,331
Draper Esprit  70,202 9,400 7,376 121,966
FD Technologies  57,657 — 8,279 44,912
Funding Circle Holdings  21,519 — 3,128 36,386
IQE  43,390 6,871 3,385 43,865
Marcopolo  15,792 5,246 — 27,005
Nextage  69,904 — 5,338 109,843
Obara Group  37,331 — 1,340 37,177
Sakata INX  * 6,629 4,195 32,721
Spin Master  36,987 — 7,923 62,955
V-Cube  — 58,542 — 43,044
YouGov  75,125 — 976 *
T. Rowe Price Government
Reserve Fund, 0.04% 157,421 ¤ ¤ 197,159
T. Rowe Price Short-Term Fund,
0.07% 177,989 ¤ ¤ 153,406
Total $ 1,122,521 ^
# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $3,392 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $958,324.
* On the date indicated, issuer was held but not considered an affiliated company.

T. ROWE PRICE International Discovery Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price International Discovery Fund  (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s  most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation
Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with
GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions;
evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE International Discovery Fund

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund’s own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the fund uses information from outside pricing services to evaluate and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent

T. ROWE PRICE International Discovery Fund

foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures.
The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the
Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the
Valuation Committee could differ from those of other market participants.

T. ROWE PRICE International Discovery Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on July 31, 2021 (for further detail by category, please refer to the accompanying Portfolio of Investments):
F38-054Q3 07/21
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 625,356 $ 10,280,466 $ — $ 10,905,822
Preferred Stocks — 27,005 — 27,005
Short-Term Investments 197,159 — — 197,159
Securities Lending Collateral 153,406 — — 153,406
Total $ 975,921 $ 10,307,471 $ — $ 11,283,392